Note 11 - Loan Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Short-term Debt [Text Block]
Note 7 –	Loan s Payable

In
January 2018
and
March 2018,
LPH Investments Limited (LPH), an affiliate of Lee’s, agreed to lend us
$1.5
million and
$1.0
million, respectively, to support our AEROSURF development activities and sustain our operations while we sought to identify and advance one
or more potential strategic initiatives as defined in the related loan agreements (Funding Event).   The loans accrued interest at a rate of
6%
per annum and would mature upon the earlier of the closing date of the Funding Event or
December 31, 2018.
To secure our obligations under these loans, we granted LPH a security interest in substantially all our assets pursuant to the terms of a Security Agreement dated
March 1, 2018 (
LPH Security Agreement). Effective
December 5, 2018,
LPH assigned all outstanding loans to us to LPH II Investment Limited (LPH II), a subsidiary of Lee's.  In connection with the Private Placement Financing, we converted to equity
$6.0
million of the then outstanding loan payable obligations to LPH II on the same terms as those of the investors in the private placement. Included in the conversion were the
$1.5
million and
$1.0
million loans and following this conversion of the loans into equity securities, the security interest granted under the LPH Security Agreement was discharged.

Assumption of bank debt as part of the CVie Acquisition

As part of the CVie Acquisition, we assumed approximately
$4.5
 million in a bank credit facility due in
March 2020.

In
September 2016,
CVie entered into a
12
-month revolving credit facility of approximately
$2.9
 million with O-Bank Co., Ltd. (O-Bank) to finance operating activities. The facility was later renewed and increased to approximately
$5.8
million in
September 2017.
The credit facility was guaranteed by Lee’s, which pledged bank deposits in the amount of
110%
of the actual borrowing amount. The guaranty was part of the facility; however, we do not
have a written commitment from Lee’s to maintain the collateral. Interest, payable in cash on a monthly basis, is determined based on
90
-day TAIBOR (the Taipei Interbank Offer Rate) plus
0.91%.
The credit facility expired on
September 11, 2019
and the loans mature
six
months after the expiration date, on
March 11, 2020.
We have initiated a process with O-Bank potentially to extend the maturity date of the facility into
2021.

As of
September 30, 2019,
the outstanding principal was approximately
$4.5
 million.

Assumption of
Lee's
debt as part of the CVie Acquisition

As part of the CVie Acquisition, we assumed approximately
$3.5
million of debt payable to Lee’s Pharmaceutical International Limited (Lee’s International).

From
April 24, 2018
to
November 16, 2018,
CVie entered into
four
separate agreements to borrow an aggregate of approximately
$3.5
 million from Lee’s International. The terms of the loan agreements are identical with interest, payable in cash upon maturity, at a rate of
4%
per annum and maturing
one
year from the effective date of the respective loan agreement as follows:
$0.5
million in
April 2019;
$0.3
million in
September 2019;
$0.2
million in
October 2019;
and
$2.5
million in
November 2019.
Due to our current cash position, Lee’s recently agreed in principle to defer payment of these loans until we have adequate cash resources to satisfy the outstanding obligations or no
later than
April 30, 2021.

During the quarter ended
March 31, 2019,
we made payments of
$0.45
million against the
April 2018
loan and paid the remaining
$50,000
balance plus accrued interest in
April 2019.
As of
September 30, 2019,
the outstanding principal of the loans with Lee’s International was
$3.0
million.

Loan payable to Bank Direct Capital Finance

In
May 2019,
we entered into an insurance premium financing and security agreement with Bank Direct Capital Finance (Bank Direct). Under the agreement, we have financed
$0.7
million of certain premiums at a
5.35%
annual interest rate. Payments of approximately
$80,000
are due monthly through
March 2020.
As of
September 30, 2019,
the outstanding principal of the loan was
$0.4
million.

Note 11 –	Loan Payable

In
January 2018
and
March 2018,
LPH Investments Limited (“LPH”), an affiliate of Lee’s, agreed to lend us
$1.5
million and
$1.0
million, respectively, to support our AEROSURF development activities and sustain our operations while we sought to identify and advance one
or more potential strategic initiatives as defined in the related loan agreements (Funding Event).   The loans accrue interest at a rate of
6%
per annum and mature upon the earlier of the closing date of the Funding Event or
December 31, 2018.
To secure our obligations under these loans, we granted LPH a security interest in substantially all our assets pursuant to the terms of a Security Agreement with LPH dated
March 1, 2018 (
LPH Security Agreement).

During the
third
and
fourth
quarters of
2018,
LPH agreed to lend us funds to sustain our operations while we continued to work on a strategic transaction. The initial loan was funded on
August 14, 2018
in the amount of
$0.3
million, and subsequent loans on the following dates and in the following amounts:
August 29, 2018,
in the amount of
$0.48
million;
September 12, 2018
in the amount of
$0.5
million;
September 27, 2018
in the amount of
$0.5
million;
October 19, 2018
in the amount of
$0.43
million;
November 2, 2018
in the amount of
$0.5
million;
November 19, 2018
in the amount of
$0.35
million; and
December 5, 2018
in the amount of
$0.6
million. The loans accrued interest at a rate of
6%
per annum and matured upon the earlier of (i) the closing date for the strategic transaction (as defined in the related loan agreements), provided that the we were able to raise a minimum of
$30
million in connection with such transaction, or (ii)
March 31, 2019.
In each case, we granted to LPH a security interest in substantially all of our assets pursuant to the terms of the LPH Security Agreement.

Extinguishment of Loan Payable

On
December 21, 2018,
as part of the Private Placement Financing, we converted
$6.0
million of existing loan payable obligations to LPH on the same terms as those of the Investors of the private placement. In connection with the conversion of Lee’s debt, we issued: (i)
1,810,938
shares of common stock based at
$3.3132
per share, (ii) Series F Warrants to purchase
307,859
shares of common stock, at an exercise price equal to
$3.68
per share, and (iii) Series G Warrants to purchase
597,610
shares common stock, at an exercise price equal to
$4.05
per share. The Series F Warrants are exercisable at any time after the date of issuance and through the
18
-month anniversary of the date of issuance and the Series G Warrants may
be exercised through the
5
-year anniversary of the date of issuance.

The conversion of the loan payable to LPH is treated as an extinguishment of debt and does not
represent a capital transaction as the Private Placement Financing included third
-party investors and all investors received identical terms. We recorded a loss on extinguishment of debt approximately
$3.2
 million. The loss was calculated as the difference between: (i) the aggregate fair value of approximately
$9.2
 million, based on the fair value of the common stock and Warrants on
December 21, 2018,
and (ii) the carrying value of the debt liabilities of
$6.0
million.

The balance of the loan payable to LPH of
$160,000
was paid along with accrued interest of
$182,000
on
December 27, 2018.

Assumption of bank debt as part of the CVie Acquisition

As part of the CVie Acquisition, we assumed approximately
$4.5
 million (or NTD
$138.0
million) in a bank credit facility due in
March 2020.

In
September 2016,
CVie entered into a
12
-month revolving credit facility of approximately
$2.9
 million (or NTD
$90.0
million) with O-Bank Co., Ltd. to finance operating activities. The facility was later renewed and increased to approximately
$5.84
million (or NTD
$180.0
million) in
September 2017.
The credit facility was guaranteed by Lee’s, which pledged bank deposits in the amount of
110%
of the actual borrowing amount. The guaranty was part of the facility; however, we do not
have a written commitment from Lee’s to maintain the collateral. Interest, payable in cash on a monthly basis, is determined based on
90
-day TAIBOR (the Taipei Interbank Offer Rate) plus
0.91%.
The credit facility will expire on
September 11, 2019
and matures
six
months after the expiration date, on
March 11, 2020.
Although we reached an understanding with Lee’s that it would maintain the bank deposits securing its guaranty obligation under the credit facility, we do not
have a written agreement with Lee’s requiring it to do so; therefore, the
$4.5
million outstanding under the facility has been classified as a current liability on the balance sheet.

As of
December 31, 2018,
the outstanding principal was approximately
$4.5
 million (or NTD
$138.0
million), due to exchange rate fluctuations.

Assumption of Lee’s debt as part of the CVie Acquisition

As part of the CVie Acquisition, we assumed approximately
$3.5
million (or NTD
$106.2
million) of debt payable to Lee’s Pharmaceutical International Limited (Lee’s International).

From
April 24, 2018
to
November 16, 2018,
CVie entered into
four
separate agreements to borrow an aggregate of approximately
$3.5
 million from Lee’s International. The terms of the loan agreements are identical where the interest, payable in cash upon maturity, is
4%
per annum and each of the
four
separate loans will mature
one
year from the effective date as follows:
$0.5
million in
April 2019;
$0.3
million in
September 2019;
$0.2
million in
October 2019;
and
$2.5
million in
November 2019.

As of
December 31, 2018,
the outstanding principal was approximately
$3.5
million (or NTD
$106.2
million), due to exchange rate fluctuations.